LEASE OBLIGATIONS - Lease expenses recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE OBLIGATIONS
Interest expense on lease	$ 32	$ 7
Variable lease payments not included in the measurement of lease liabilities	4,579	141
Expenses relating to short-term leases	131	48
Expenses relating to leases of low-value assets, excluding short-term leases	155	121
Lease Expenses	$ 4,897	$ 317